Components of Long-Term Debt (Parenthetical) (Detail) (USD $)	3 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended							3 Months Ended								12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2013 The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal	Dec. 31, 2012 The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal	Dec. 31, 2011 The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal	Mar. 31, 2013 Notes Payable Minimum	Dec. 31, 2012 Notes Payable Minimum	Mar. 31, 2013 Notes Payable Maximum	Dec. 31, 2012 Notes Payable Maximum	Mar. 31, 2013 Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2012 Notes Payable The principal is not subject to a fixed repayment schedule	Mar. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2011 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Mar. 31, 2013 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2012 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2011 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Mar. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2011 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Mar. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Dec. 31, 2011 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013	Mar. 31, 2013 Convertible, Senior Secured Term Debt The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013	Dec. 31, 2011 Convertible, Senior Secured Term Debt The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013	Mar. 31, 2013 Convertible, Senior Secured Term Debt Convertible Senior Secured Term Debt The Principal To Be Repaid On Periodic Basis With An Equal Amount [Member]	Dec. 31, 2012 Convertible, Senior Secured Term Debt Convertible Senior Secured Term Debt The Principal To Be Repaid On Periodic Basis With An Equal Amount [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First February Twenty Fourteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First May Twenty Fourteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Fourteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Fifteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Sixteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Seventeen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt Twenty First March Twenty Eighteen [Member]	Mar. 31, 2013 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2012 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2011 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt, fixed interest repayment term									24 Months	24 Months	36 Months	36 Months			36 months	36 months	36 months	48 months	48 months	48 months	36 months	36 months	36 months	15 months	15 months	15 months
Long term debt repayment starting date															Jul. 15, 2013	Jul. 15, 2013	Jul. 15, 2013	Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Jul. 15, 2013	Jul. 15, 2013	Jul. 15, 2011																Jul. 15, 2013	Jul. 15, 2013	Jul. 15, 2013
Long term debt, fixed interest rate			6.00%		6.00%	0.00%	0.00%	0.00%					8.00%	8.00%	12.00%	12.00%	12.00%	0.00%	0.00%	0.00%	12.00%	12.00%	12.00%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	16.00%	16.00%								12.00%	12.00%	12.00%
Long term debt, imputed interest																			12.00%	12.00%
Debt Instrument, Periodic Payment, Principal																											$ 154,781					$ 200,000	$ 200,000	$ 200,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Unamortized discount			636,678	636,678																					0	252,595
Debt Instrument Acrrued Interest Rate						12.00%	12.00%	12.00%
Amortization of Senior Term Debt Discount	$ 9,728	$ 0																						$ 3,403